Consolidated Statement of Comprehensive Income - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Cost of sales		$ (174,294)
Total cost		(174,294)
Other income	1,134,748	783,288
Administration expenses	(281,226)	(130,591)
Advertising and investor relations	(636,367)	(847,967)
Bad debt expense		(134,626)
Consulting, legal and regulatory	(1,035,504)	(1,368,561)
Depreciation expense	(50,544)
Research and development costs	(4,413,647)	(2,401,520)
Occupancy expenses	(51,950)	(53,341)
Salaries and employee benefit expense	(1,554,955)	(871,753)
Share based payment expense	(1,639,570)	(45,509)
Loss before tax	(8,529,015)	(5,244,874)
Income tax benefit (expense)
Net loss for the period	(8,529,015)	(5,244,874)
Total comprehensive loss for the period	$ (8,529,015)	$ (5,244,874)
Earnings per share
Basic loss per share (cents per share) (in Dollars per share)	$ (0.61)	$ (0.47)
Diluted loss per share (cents per share) (in Dollars per share)	$ (0.61)	$ (0.47)